Acquisitions and Divestitures - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Billions							3 Months Ended			12 Months Ended
	Jan. 31, 2025 CAD ($)	Jan. 06, 2025	Dec. 27, 2024 CAD ($)	Dec. 27, 2024 USD ($) $ / shares shares	Aug. 12, 2024 USD ($) $ / shares	May 06, 2024 CAD ($)	Jan. 31, 2025 CAD ($) shares	Oct. 31, 2024 CAD ($)	Jan. 31, 2024 CAD ($)	Oct. 31, 2024 CAD ($)	Aug. 30, 2024
Disclosure of detailed information about business combination [line items]
Total liabilities	$ 1,352,730						$ 1,352,730	$ 1,327,951		$ 1,327,951
Property, plant and equipment	4,902						4,902	5,252		5,252
Assets	1,439,151						1,439,151	1,412,027		1,412,027
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax							(62)	1	$ (4)
Share of profit (loss) of associates and joint ventures accounted for using equity method							113	$ 41	$ 46
Impairment losses							0			$ 343
CrediScotia Financiera SA [Member]
Disclosure of detailed information about business combination [line items]
After tax impairment loss on disposal of business						$ 90
Recovery of expenses						7
Impairment losses						$ 143
Colombia, Costa Rica and Panama [Member]
Disclosure of detailed information about business combination [line items]
Goodwill	589						589
Intangible assets from acquisition	151						151
Total liabilities	$ 22,000						$ 22,000
Proportion of ownership interest in common share		14.99%
Proportion of ownership interest in associate		20.00%
Percentage in the tier one ratio	0.0012						0.0012
Property, plant and equipment	$ 290						$ 290
Assets	23,000						23,000
Net cumulative foreign currency translation losses							(132)
Deposit liabilities	17,600						17,600
Other iabilities	3,300						3,300
Cash and deposits available for sale	2,100						2,100
Investment Securities available for sale	2,400						2,400
Loans available for sale	17,000						17,000
Impairment losses	$ 1,362
KeyCorp [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			14.92%	14.92%	14.90%
Additional investment recognized gain (loss) in non-interest income | $ / shares				$ 17.2
Carrying Amount Of Investment In Associates			$ 4,100	$ 2.8
Proportion Of Initial Investment To Be Acquired In Associates				4.90%							4.90%
Cash and cash equivalents in subsidiary or businesses acquired or disposed			$ 2,000
Number of shares in entity held by entity or by its subsidiaries or associates | shares				115
Profit (loss) to bank contribution							28
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax							35
Share of profit (loss) of associates and joint ventures accounted for using equity method							$ 40
Number of Common Share Acquired For Ownership | shares							163,000,000
Par value per share | $ / shares					$ 17.17
Amount payable for the purchase of interest in associates					$ 2.8
Additional proportion of investment to be acquired in associates					10.00%
KeyCorp [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			14.92%	14.92%
KeyCorp [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			4.90%	4.90%